S000002876 [Member] Expense Example - BlackRock Advantage Large Cap Core V.I. Fund	Dec. 31, 2025 USD ($)
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 65
Expense Example, with Redemption, 3 Years	237
Expense Example, with Redemption, 5 Years	424
Expense Example, with Redemption, 10 Years	964
Class II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	83
Expense Example, with Redemption, 3 Years	287
Expense Example, with Redemption, 5 Years	507
Expense Example, with Redemption, 10 Years	1,143
Class III
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	94
Expense Example, with Redemption, 3 Years	319
Expense Example, with Redemption, 5 Years	562
Expense Example, with Redemption, 10 Years	$ 1,260